Lease Vehicles, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease Vehicles, Net
Vehicles	$ 629	$ 1,083
Less: accumulated depreciation	(456)	(639)
Total Lease Vehicles, net	$ 173	$ 444